S000073359 MSCI World ex US Index One [Member] Average Annual Total Returns		12 Months Ended	39 Months Ended	60 Months Ended	66 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024 [1]
MSCI World ex-US Index
Prospectus [Line Items]
Average Annual Return, Percent		4.70% [1]	2.34% [2]	5.10%	5.89%
Northern Trust ESG & Climate Developed Markets ex-US Core Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.17%	1.55%
FlexShares ESG & Climate Developed Markets ex-US Core Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		3.19%	1.56%
Performance Inception Date			Sep. 20, 2021
FlexShares ESG & Climate Developed Markets ex-US Core Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.61%	1.08%
FlexShares ESG & Climate Developed Markets ex-US Core Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.51%	1.32%

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Reflects no deduction for fees, expenses or taxes.